Statements of Consolidated Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net income		$ 1,053,849	$ 865,887	$ 752,561
Foreign currency translation adjustments		(128,245)	(103,441)	(46,748)
Net actuarial gains (losses) and prior service costs arising during period	[1]	7,974	(56,536)	85,051
Less: amortization of net actuarial losses and prior service costs included in Net pension costs	[2]	5,847	8,980	10,933
Employee benefit plans		13,821	(47,556)	95,984
Unrealized holding gains (losses) arising during period	[3]	(1,191)	366	134
Less: reclassification adjustments for (gains) losses included in net income	[4]	478	(283)	(25)
Unrealized net gains (losses) on available-for-sale securities		(713)	83	109
Other comprehensive (loss) income		(115,137)	(150,914)	49,345
Comprehensive income		938,712	714,973	801,906
Net actuarial gains (losses) and prior service costs arising during period, tax		(3,399)	24,954	(63,343)
Amortization of net actuarial losses and prior service costs included in Net pension costs, tax		(1,647)	(2,712)	(7,643)
Unrealized holding gains (losses) arising during period, tax		736	(228)	(84)
Reclassification adjustments for (gains) losses included in net income, tax		$ (296)	$ 178	$ 17

[1]	Net of taxes of $(3,399), $24,954 and $(63,343), in 2015, 2014 and 2013, respectively.
[2]	Net of taxes of $(1,647), $(2,712) and $(7,643), in 2015, 2014 and 2013, respectively.
[3]	Net of taxes of $736, $(228) and $(84), in 2015, 2014 and 2013, respectively.
[4]	Net of taxes of $(296), $178 and $17 in 2015, 2014 and 2013, respectively.